SUBSEQUENT EVENTS (Details)		4 Months Ended
	Jul. 01, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares	Jun. 30, 2021 USD ($) Vote
SUBSEQUENT EVENTS
Share Price | $ / shares		$ 9.20
Proceeds from Issuance of Common Stock | $		$ 25,000
Private Placement | Class A Common Stock
SUBSEQUENT EVENTS
Share Price | $ / shares		$ 11.50
Subsequent event | Class A Common Stock
SUBSEQUENT EVENTS
Number of votes per share | Vote			1
Subsequent event | Class B Common Stock
SUBSEQUENT EVENTS
Number of votes per share | Vote			10
Subsequent event | Private Placement | Class A Common Stock
SUBSEQUENT EVENTS
Issuance of preferred stock (in shares) | shares	60,000,000
Share Price | $ / shares	$ 10.00
Proceeds from Issuance of Common Stock | $	$ 600,000,000
Subsequent event | Archer
SUBSEQUENT EVENTS
Implied Equity Value | $			$ 2,525,000,000